Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Net Revenue	$ 674,580	$ 59,749
Operating Expenses
General and administrative expenses	4,620,431	2,046,968
Technology and content development	2,276,555	1,346,172
Sales and marketing	1,751,606	748,993
Total operating expenses	8,648,592	4,142,133
Other Income (Expense)
Interest income	1,593	17,158
Interest expense	(3,613,873)	(105,077)
Total other income (expense)	(3,612,280)	(87,919)
Net Loss	$ (11,586,292)	$ (4,170,303)
Loss per Share
Basic loss per share (in Dollars per share)	$ (0.59)	$ (0.27)
Weighted average shares outstanding (in Shares)	19,500,251	15,380,669